Label	Element	Value
Soundwatch Core Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001261788_SupplementTextBlock	Soundwatch Core Hedged Equity Fund
Institutional Class	BHHEX
Supplement dated March 6, 2018 to the Prospectus dated February 28, 2018
Risk/Return [Heading]	rr_RiskReturnHeading	Soundwatch Core Hedged Equity Fund
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following paragraph is inserted directly following the Average Annual Total Returns table:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Please retain this supplement for future reference.